Derivatives and Hedge Accounting - Fair value hedging relationships (Details) - Derivatives designated as hedging instruments - Fair value hedging - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate contracts | Net Realized and Unrealized Gains (Losses)
Derivative instruments gain (loss):
Gains/(losses) recognized in earnings on hedging derivatives	$ 0	$ 0	$ 0	$ 0	$ 0
Gains/(losses) recognized in earnings for excluded components	0	0	0	0	0
Gain (losses) recognized in earnings on hedged items	0	0	0	0	0
Net Impact	0	0	0	0	0
Interest rate contracts | Interest credited to policyholder account balances
Derivative instruments gain (loss):
Gains/(losses) recognized in earnings on hedging derivatives	86	(57)	(156)	(62)	47
Gains/(losses) recognized in earnings for excluded components	0	0	0	18	1
Gain (losses) recognized in earnings on hedged items	(88)	59	151	54	(53)
Net Impact	(2)	2	(5)	10	(5)
Interest rate contracts | Net investment income
Derivative instruments gain (loss):
Gains/(losses) recognized in earnings on hedging derivatives	0	1	11	9	(6)
Gains/(losses) recognized in earnings for excluded components	0	0	0	0	0
Gain (losses) recognized in earnings on hedged items	0	(1)	(12)	(11)	5
Net Impact	0	0	(1)	(2)	(1)
Foreign exchange contracts
Derivative instruments gain (loss):
Gains/(losses) recognized in earnings on hedging derivatives	(83)	147	459	260	(298)
Gains/(losses) recognized in earnings for excluded components	79	8	171	31	98
Gain (losses) recognized in earnings on hedged items	83	(147)	(459)	(260)	298
Net Impact	$ 79	$ 8	$ 171	$ 31	$ 98